Segmental analyses - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
Intangible assets		94,276	95,562	129,075
Property, plant and equipment		4,379	4,583	4,867
Investments in associates and joint ventures		1,902	1,970
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue		254	255	228
Intangible assets		417	447
Property, plant and equipment		265	362
Investments in associates and joint ventures		0	0
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue		25,613	27,028	£ 27,427
Intangible assets		93,859	95,115
Property, plant and equipment		4,114	4,221
Investments in associates and joint ventures		£ 1,902	£ 1,970

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.